Employee Benefit Obligations - Pension Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Pension Costs [abstract]
Defined contribution plans	£ 198.1	£ 191.3	£ 162.8
Defined benefit plans charge to operating profit	15.0	13.5	14.9
Pension costs	213.1	204.8	177.7
Net interest expense on pension plans	4.3	2.2	1.8
Pension costs, Net	£ 217.4	£ 207.0	£ 179.5